Annual Total Returns (Institutional Class, (PIMCO EqS Pathfinder Portfolio™))	0 Months Ended
Apr. 30, 2012
Institutional Class | (PIMCO EqS Pathfinder Portfolio™)
Bar Chart Table:
Annual Return 2011	(4.54%)